Fair Value Measurements (Details 1) (Mortgage servicing rights [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mortgage servicing rights [Member]
Summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance beginning	$ 0
Transfer into level 3	3,050
Total gains or losses (realized/unrealized) Included in earnings	(1,331)
Total gains or losses (realized/unrealized) included in other comprehensive income	0
Purchases	0
Sales	0
Issues	830
Settlements	0
Balance Ending	$ 2,549